2019 REGISTERED DIRECT OFFERING	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Registered Direct Offering 2019 [Member]
REGISTERED DIRECT OFFERING 2019 [Line Items]
2019 REGISTERED DIRECT OFFERING

10.2019 REGISTERED DIRECT OFFERING

On May 12, 2019, the Company entered into a Securities Purchase Agreement (“2019 SPA”) with 5 accredited investors (“2019 Investors”) providing for the issuance and sale by the Company to the 2019 Investors of an aggregate of 8,615,384 units at a purchase price of $0.325 per Unit in a registered offering (“2019 Financing"). The securities comprising the units sold in the 2019 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, and a Series H Warrant to purchase one share of Common Stock at an exercise price of $0.40 per share at any time prior to the fifth anniversary of the issuance date of the Series H Warrant subject to certain restrictions on exercise (“the 2019 Warrant Shares”) and the shares issuable upon exercise of the 2019 Warrants, (“2019 Warrant Shares”). As of May 14, 2019, the Company recorded the 8,615,384 shares as Common Stock.

The gross proceeds to Arch from the 2019 Financing, were approximately $2.8 million before deducting financing costs of approximately $51,200. The number of shares of the Company’s Common Stock into which each of the Series H Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series H Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series H Warrant for an amount of cash equal to $0.0533 for each share of Common Stock underlying the Series H Warrant. During the three months ended December, 2020 and 2019, no Series H Warrants had been exercised. As of December 31, 2020, up to 8,615,384 shares may be acquired upon the exercise of the Series H Warrants.

Common Stock

At May 14, 2019 the Closing Date of the 2019 Financing, the Company issued 8,615,384 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series H Warrants relating to the aforementioned 2019 Financing in accordance with ASC 815-10, Derivatives and Hedging. Since the Company may be required to purchase its Series H Warrants for an amount of cash equal to $0.0533 for each share of Common Stock and the underlying Series H Warrants are not classified within stockholders’ equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $1,628,113. Given that the fair value of the derivative liabilities were less than the net proceeds of the 2019 Financing of $2,748,821, the remaining proceeds of $1,120,708 were allocated to the Common Stock and additional-paid-in-capital. During the three months ended December 31, 2020 and 2019 $108,944 and ($40,187) was recorded to decrease/(increase) the fair value of derivative liability.

Fair Value Measurements Using Significant Unobservable Inputs	December 31,	September 30,
(Level 3)	2020	2020
Beginning balance at September 30, 2020 and 2019	$568,144	$1,247,415

Issuances	—	—

Adjustments to estimated fair value	(108,944)	(679,271)

Ending balance at December 31, 2020 and September 30, 2020	$459,200	$568,144

The derivative liabilities were valued as of December 31, 2020 and September 30, 2020 using the Black Scholes Model with the following assumptions:

	December 31,	September 30,
	2020	2020
Closing price per share of common stock	$0.15	$0.17
Exercise price per share	$0.40	$0.40
Expected volatility	82.41%	82.24%
Risk-free interest rate	0.27%	0.22%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	3.34	3.60

10.    2019 REGISTERED DIRECT OFFERING

On May 12, 2019, the Company entered into a Securities Purchase Agreement ("2019 SPA") with 5 accredited investors ("2019 Investors") providing for the issuance and sale by the Company to the 2019 Investors of an aggregate of 8,615,384 units at a purchase price of $0.325 per Unit in a registered offering ("2019 Financing"). The securities comprising the units sold in the 2019 Financing were issued under the Shelf Registration Statement, and consisted of a share of Common Stock, and a Series H Warrant to purchase one share of Common Stock at an exercise price of $0.40 per share at any time prior to the fifth anniversary of the issuance date of the Series H Warrant subject to certain restrictions on exercise ("2019 Warrants") and the shares issuable upon exercise of the 2019 Warrants, ("2019 Warrant Shares"). As of May 14, 2019, the Company recorded the 8,615,384 shares as Common Stock.

The gross proceeds to Arch from the 2019 Financing, which were received as of May 13, 2019, were approximately $2.8 million before deducting financing costs of approximately $51,200. The number of shares of the Company's Common Stock into which each of the Series H Warrants is exercisable and the exercise price therefore are subject to adjustment, as set forth in the Series H Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, if the Company undergoes a change of control or is involved in a similar transaction, the holder may cause the Company or any successor entity to purchase its Series H Warrant for an amount of cash equal to $0.0533 for each share of Common Stock underlying the Series H Warrant.

During the fiscal years ended September 30, 2020 and 2019, no Series H Warrants had been exercised. As of September 30, 2020, up to 8,615,384 shares may be acquired upon the exercise of the Series H Warrants.

Common Stock

At May 14, 2019 the Closing Date of the 2019 Financing, the Company issued 8,615,384 shares of Common Stock.

Derivative Liabilities

The Company accounted for the Series H Warrants relating to the aforementioned 2019 Financing in accordance with ASC 815-10, Derivatives and Hedging. Since the Company may be required to purchase its Series H Warrants for an amount of cash equal to $0.0533 for each share of Common Stock and the underlying Series H Warrants are not classified within stockholders' equity (deficit), they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Closing Date, the derivative liabilities were recorded at fair value of $1,628,113. Given that the fair value of the derivative liabilities were less than the net proceeds of the 2019 Financing of $2,748,821, the remaining proceeds of $1,120,708 were allocated to the Common Stock and additional-paid-in-capital. During the years ended September 30, 2020 and 2019, $679,271 and $380,698, respectively, was recorded to decrease the fair value of derivative.

Fair Value Measurements Using Significant Unobservable Inputs	September 30,	September 30,
(Level 3)	2020	2019
Beginning balance at beginning of year	$1,247,415	$—

Issuances	—	1,628,113

Adjustments to estimated fair value	(679,271)	(380,698)

Ending balance at end of year	$568,144	$1,247,415

The derivative liabilities were valued as of September 30, 2020, September 30, 2019 and May 14, 2019 using the Black Scholes Model with the following assumptions:

	September 30,	September 30,	May 14,
	2020	2019	2019
Closing price per share of common stock	$0.17	$0.24	$0.283
Exercise price per share	$0.40	$0.40	$0.40
Expected volatility	82.24%	92.11%	93.44%
Risk-free interest rate	0.22%	1.55%	2.20%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	3.60	4.61	5.00